UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Fidelity®

Exchange

Fund

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 994.20	$ 2.87
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.92	$ 2.91

* Expenses are equal to the Fund's annualized expense ratio of .58%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	6.4	6.6
Coach, Inc.	5.5	4.5
Exxon Mobil Corp.	5.1	4.4
American Express Co.	4.5	4.6
Johnson & Johnson	4.1	3.8
Hewlett-Packard Co.	3.2	2.9
McGraw-Hill Companies, Inc.	2.9	3.0
Gillette Co.	2.8	2.3
Procter & Gamble Co.	2.7	2.7
McDonald's Corp.	2.4	2.8
	39.6
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.3	18.4
Health Care	17.0	17.0
Industrials	14.7	15.9
Financials	13.1	13.4
Consumer Staples	12.9	12.6
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Stocks 98.1%		Stocks 98.3%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	2.6%	** Foreign investments	2.3%

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.1%
Dana Corp.	22,174	$ 332,832
Automobiles - 0.2%
General Motors Corp.	15,890	540,260
Hotels, Restaurants & Leisure - 2.4%
McDonald's Corp.	201,170	5,582,468
Household Durables - 0.5%
The Stanley Works	23,948	1,090,592
Media - 8.6%
Gannett Co., Inc.	61,737	4,391,353
Knight-Ridder, Inc.	2,696	165,373
McGraw-Hill Companies, Inc.	150,958	6,679,892
News Corp. Class A	3,612	58,442
The DIRECTV Group, Inc. (a)	16,147	250,279
Tribune Co.	94,030	3,307,975
Viacom, Inc. Class B (non-vtg.)	24,041	769,793
Walt Disney Co.	164,487	4,141,783
		19,764,890
Multiline Retail - 1.0%
Neiman Marcus Group, Inc. Class B	11,452	1,107,408
The May Department Stores Co.	27,412	1,100,866
		2,208,274
Textiles, Apparel & Luxury Goods - 5.5%
Coach, Inc. (a)	373,562	12,540,476
TOTAL CONSUMER DISCRETIONARY		42,059,792
CONSUMER STAPLES - 12.9%
Beverages - 3.0%
Anheuser-Busch Companies, Inc.	81,724	3,738,873
The Coca-Cola Co.	72,998	3,047,667
		6,786,540
Food & Staples Retailing - 0.4%
SUPERVALU, Inc.	26,367	859,828
Food Products - 0.6%
General Mills, Inc.	4,999	233,903
Sara Lee Corp.	58,965	1,168,097
		1,402,000
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 4.1%
Colgate-Palmolive Co.	65,295	$ 3,258,873
Procter & Gamble Co.	117,858	6,217,010
		9,475,883
Personal Products - 2.8%
Gillette Co.	124,221	6,289,309
Tobacco - 2.0%
Altria Group, Inc.	72,270	4,672,978
TOTAL CONSUMER STAPLES		29,486,538
ENERGY - 10.3%
Energy Equipment & Services - 1.9%
Schlumberger Ltd. (NY Shares)	50,548	3,838,615
Transocean, Inc. (a)	9,870	532,684
		4,371,299
Oil, Gas & Consumable Fuels - 8.4%
ChevronTexaco Corp.	87,280	4,880,698
Exxon Mobil Corp.	203,102	11,672,272
Kerr-McGee Corp.	7,470	570,036
Royal Dutch Petroleum Co. (NY Shares)	33,010	2,142,349
		19,265,355
TOTAL ENERGY		23,636,654
FINANCIALS - 13.1%
Capital Markets - 1.8%
Lehman Brothers Holdings, Inc.	33,799	3,355,565
Waddell & Reed Financial, Inc. Class A	35,246	652,051
		4,007,616
Consumer Finance - 4.5%
American Express Co.	195,503	10,406,625
Diversified Financial Services - 2.8%
Citigroup, Inc.	109,805	5,076,285
JPMorgan Chase & Co.	39,181	1,383,873
		6,460,158
Insurance - 4.0%
Berkshire Hathaway, Inc. Class B (a)	1,905	5,302,568
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
The St. Paul Travelers Companies, Inc.	7,061	$ 279,121
Torchmark Corp.	70,255	3,667,311
		9,249,000
TOTAL FINANCIALS		30,123,399
HEALTH CARE - 17.0%
Health Care Equipment & Supplies - 4.7%
Becton, Dickinson & Co.	84,290	4,422,696
Guidant Corp.	81,898	5,511,735
Zimmer Holdings, Inc. (a)	11,487	874,965
		10,809,396
Health Care Providers & Services - 0.0%
Medco Health Solutions, Inc. (a)	532	28,388
Pharmaceuticals - 12.3%
Bristol-Myers Squibb Co.	138,035	3,448,114
Eli Lilly & Co.	30,231	1,684,169
Johnson & Johnson	142,669	9,273,485
Merck & Co., Inc.	59,161	1,822,159
Pfizer, Inc.	172,694	4,762,901
Schering-Plough Corp.	132,858	2,532,273
Wyeth	102,174	4,546,743
		28,069,844
TOTAL HEALTH CARE		38,907,628
INDUSTRIALS - 14.7%
Aerospace & Defense - 2.7%
Raytheon Co.	35,600	1,392,672
United Technologies Corp.	90,328	4,638,343
		6,031,015
Commercial Services & Supplies - 0.4%
Waste Management, Inc.	33,125	938,763
Industrial Conglomerates - 8.1%
3M Co.	52,960	3,829,008
General Electric Co.	427,163	14,801,193
		18,630,201
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 3.0%
Parker Hannifin Corp.	81,369	$ 5,045,692
SPX Corp.	40,291	1,852,580
		6,898,272
Road & Rail - 0.5%
Union Pacific Corp.	17,560	1,137,888
TOTAL INDUSTRIALS		33,636,139
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 1.6%
Motorola, Inc.	194,748	3,556,098
Computers & Peripherals - 4.3%
Hewlett-Packard Co.	313,392	7,367,846
International Business Machines Corp.	33,898	2,515,232
		9,883,078
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	61,373	1,412,806
Semiconductors & Semiconductor Equipment - 0.3%
Cabot Microelectronics Corp. (a)	11,977	347,213
Freescale Semiconductor, Inc. Class B	21,503	455,434
		802,647
Software - 1.0%
Microsoft Corp.	90,290	2,242,804
TOTAL INFORMATION TECHNOLOGY		17,897,433
MATERIALS - 2.8%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	84,853	5,116,636
Cabot Corp.	37,691	1,243,803
		6,360,439
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
ALLTEL Corp.	1,756	109,364
Sprint Corp.	110,210	2,765,169
		2,874,533
TOTAL COMMON STOCKS (Cost $23,248,750)		224,982,555
Money Market Funds - 1.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.21% (b) (Cost $4,097,873)	4,097,873	$ 4,097,873
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.82%, dated 6/30/05 due 7/1/05) (Cost $34,000)	$ 34,003	34,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $27,380,623)		229,114,428
NET OTHER ASSETS - 0.1%		248,230
NET ASSETS - 100%		$ 229,362,658
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $34,000) (cost $27,380,623) - See accompanying schedule		$ 229,114,428
Cash		278
Dividends receivable		376,737
Interest receivable		1,468
Prepaid expenses		488
Total assets		229,493,399

Liabilities
Accrued management fee	$ 82,019
Transfer agent fee payable	18,663
Other affiliated payables	8,279
Other payables and accrued expenses	21,780
Total liabilities		130,741

Net Assets		$ 229,362,658
Net Assets consist of:
Paid in capital		$ 27,441,549
Undistributed net investment income		187,304
Net unrealized appreciation (depreciation) on investments		201,733,805
Net Assets, for 864,548 shares outstanding		$ 229,362,658
Net Asset Value, offering price and redemption price per share ($229,362,658 ÷ 864,548 shares)		$ 265.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)
Investment Income
Dividends		$ 2,052,738
Interest		57,684
Total income		2,110,422

Expenses
Management fee	$ 492,098
Transfer agent fees	112,414
Accounting fees and expenses	43,694
Independent trustees' compensation	662
Custodian fees and expenses	5,128
Audit	23,074
Legal	243
Miscellaneous	461
Total expenses before reductions	677,774
Expense reductions	(491)	677,283
Net investment income (loss)		1,433,139
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,282,864
Change in net unrealized appreciation (depreciation) on investment securities		(9,066,118)
Net gain (loss)		(2,783,254)
Net increase (decrease) in net assets resulting from operations		$ (1,350,115)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,433,139	$ 2,780,060
Net realized gain (loss)	6,282,864	21,805,051
Change in net unrealized appreciation (depreciation)	(9,066,118)	684,603
Net increase (decrease) in net assets resulting from operations	(1,350,115)	25,269,714
Distributions to shareholders from net investment income	(1,295,960)	(2,752,285)
Share transactions
Reinvestment of distributions	284,331	599,889
Cost of shares redeemed	(7,013,738)	(22,474,245)
Net increase (decrease) in net assets resulting from share transactions	(6,729,407)	(21,874,356)
Total increase (decrease) in net assets	(9,375,482)	643,073

Net Assets
Beginning of period	238,738,140	238,095,067
End of period (including undistributed net investment income of $187,304 and undistributed net investment income of $50,125, respectively)	$ 229,362,658	$ 238,738,140
Other Information
Shares
Issued in reinvestment of distributions	1,060	2,289
Redeemed	(26,186)	(89,824)
Net increase (decrease)	(25,126)	(87,535)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 268.34	$ 243.65	$ 194.87	$ 237.91	$ 266.90	$ 272.16
Income from Investment Operations
Net investment income (loss) D	1.64	3.00	2.54	2.28	2.24	2.15
Net realized and unrealized gain (loss)	(3.18)	24.74	48.86	(42.97)	(28.98)	(5.21)
Total from investment operations	(1.54)	27.74	51.40	(40.69)	(26.74)	(3.06)
Distributions from net investment income	(1.50)	(3.05)	(2.62)	(2.35)	(2.25)	(2.20)
Net asset value, end of period	$ 265.30	$ 268.34	$ 243.65	$ 194.87	$ 237.91	$ 266.90
Total Return B, C	(.58)%	11.42%	26.46%	(17.15)%	(10.05)%	(1.13)%
Ratios to Average Net Assets E
Expenses before expense reductions	.58% A	.63%	.64%	.64%	.63%	.62%
Expenses net of voluntary waivers, if any	.58% A	.63%	.64%	.64%	.63%	.62%
Expenses net of all reductions	.58% A	.63%	.64%	.64%	.62%	.62%
Net investment income (loss)	1.23% A	1.20%	1.20%	1.05%	.92%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,363	$ 238,738	$ 238,095	$ 207,488	$ 279,823	$ 328,529
Portfolio turnover rate	0%	0%	0%	0%	3%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Exchange Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue 10 million shares. Shares of the fund are not currently available for purchase. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 204,269,618
Unrealized depreciation	(2,535,813)
Net unrealized appreciation (depreciation)	$ 201,733,805
Cost for federal income tax purposes	$ 27,380,623

2. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Securities delivered on an in-kind basis aggregated $6,948,138. Realized gain (loss) of $6,282,864 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee equal to an annual rate of 6/10 of 1% of the fund's average net assets. In addition, FMR provides portfolio accounting and bookkeeping services to the fund and determines the net asset value per share of the fund. The management fee is subject to a reduction to the extent that the monthly average net assets of all mutual funds advised by FMR exceed $4 billion in any month. The management fee payable by the fund on its portion of the excess is reduced by 10%.

FMR has voluntarily adopted a standard management fee structure. The standard structure is comprised of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the fund began paying for portfolio accounting and bookkeeping services.

FMR charges the fee structure that results in a lower fee. FMR considers the impact of the fund's payment of portfolio accounting and bookkeeping services, in addition to the management fee, to determine which rates result in the lower fee.

For the period, the fund's annualized management fee rate was .42% of average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,468 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $50 and $441, respectively.

6. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

EXC-USAN-0805
1.788746.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Exchange Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 19, 2005